Fair Value Measurements of Company's Assets and Liabilities that Measured at Fair Value on A Recurring Basis (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Long-term investment
Available-for-sale investments	¥ 432,977	$ 66,547
Investments held by consolidated investment fund	49,029	$ 7,536
Recurring Basis
Short-term investment
Available-for-sale investments	95,345		¥ 154,594
Long-term investment
Available-for-sale investments	432,977
Investments held by consolidated investment fund	49,029
Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Long-term investment
Available-for-sale investments	294,080
Recurring Basis | Significant Other Observable Inputs (Level 2)
Short-term investment
Available-for-sale investments	95,345		¥ 154,594
Long-term investment
Available-for-sale investments	138,897
Investments held by consolidated investment fund	¥ 49,029